SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term bank deposits
Weighted average interest rate for short term bank deposits				2.90%
Inventories
Recorded write-offs for inventory no longer required	$ 1,201	$ 2,951	$ 3,957	$ 5,807	$ 2,540
Impairment of Long-lived assets
Impairment loss	239
Advertising expenses
Advertising expense	287	120	225	392	439
Basic and diluted net earnings per share
Total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculations of diluted loss per share	18,169,266	26,458,714	20,421,865	15,307,820	19,383,247
Fair value of financial instruments
Long-term debt	63,596		73,900
Transfers of financial assets
Receivables sold to Israeli financial institutions	$ 2,311		$ 4,693	$ 5,696